Consolidated statement of cash flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Cash flows provided by (used in) operating activities
Net income	$ 1,182	$ 1,268	$ 1,328
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses	338	264	153
Amortization and impairment	171	162	166
Stock options and restricted shares expense	4	8	5
Deferred income taxes	0	(33)	88
Losses (gains) from debt securities measured at FVOCI and amortized cost	(4)	58	(8)
Net losses (gains) on disposal of land, buildings and equipment	0	0	(9)
Other non-cash items, net	(184)	10	(87)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks	827	827	(1,227)
Loans, net of repayments	(3,301)	(4,999)	(956)
Deposits, net of withdrawals	2,350	1,151	7,389
Obligations related to securities sold short	1,653	1,630	1,534
Accrued interest receivable	65	(176)	(5)
Accrued interest payable	(58)	126	(77)
Derivative assets	242	467	(5,111)
Derivative liabilities	2,328	(800)	6,060
Securities measured at FVTPL	(1,418)	(1,786)	638
Other assets and liabilities measured/designated at FVTPL	(138)	(452)	(1,224)
Current income taxes	(152)	22	(301)
Cash collateral on securities lent	(71)	269	(525)
Obligations related to securities sold under repurchase agreements	11,641	(2,145)	5,758
Cash collateral on securities borrowed	526	(405)	(1,954)
Securities purchased under resale agreements	(7,883)	1,945	(6,984)
Other, net	(2,302)	1,377	(2,058)
Cash flows provided by (used in) operating activities	5,816	(1,212)	2,593
Cash flows provided by (used in) financing activities
Redemption/repurchase/maturity of subordinated indebtedness	0	(19)	0
Issue of preferred shares, net of issuance cost	321	0	445
Issue of common shares for cash	38	43	70
Purchase of common shares for cancellation	0	(215)	0
Net sale (purchase) of treasury shares	3	0	2
Dividends paid	(569)	(579)	(395)
Cash flows provided by (used in) financing activities	(207)	(770)	122
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost	(11,224)	(8,676)	(5,960)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost	3,755	6,865	682
Proceeds from maturity of debt securities measured at FVOCI and amortized cost	1,627	4,619	2,786
Cash used in acquisitions, net of cash acquired	0	0	(315)
Net cash provided by dispositions of investments in equity-accounted associates and joint ventures	0	0	83
Net sale (purchase) of land, buildings and equipment	(55)	(132)	(40)
Cash flows provided by (used in) investing activities	(5,897)	2,676	(2,764)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks	(4)	23	(90)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period	(292)	717	(139)
Cash and non-interest-bearing deposits with banks at beginning of period	4,380	3,663	3,440
Cash and non-interest-bearing deposits with banks at end of period	4,088	4,380	3,301
Cash interest paid	2,586	2,071	1,588
Cash interest received	5,019	4,402	3,791
Cash dividends received	170	158	188
Cash income taxes paid	$ 437	$ 340	$ 613